UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2017

This report on Form N-CSR relates solely to the Registrant’s Fidelity GNMA Fund series (a “Fund”).

Item 1.

Reports to Stockholders

Fidelity® GNMA Fund Annual Report July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	0.19%	1.68%	4.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays GNMA Index performed over the same period.

Period Ending Values
$15,495	Fidelity® GNMA Fund
$15,257	Bloomberg Barclays GNMA Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds declined slightly for the 12 months ending July 31, 2017, a volatile stretch in which yields increased markedly following the U.S. presidential election, then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.51% for the year. Bond yields posted slight gains early in the period, prior to the U.S. election and just after the U.K.’s “Brexit” vote in late-June 2016 to exit the European Union. Bond yields then rallied strongly in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields then began to decline slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 1.55%, while U.S. Treasuries returned -2.55%. Securitized sectors declined more moderately than Treasuries. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) returned about -1%.

Comments from Lead Portfolio Manager William Irving and Co-Portfolio Manager Franco Castagliuolo:  For the fiscal year, the fund gained 0.19%, slightly outpacing, net of fees, the 0.03% return of the benchmark Bloomberg Barclays GNMA Index. Contributors and detractors had only a minor effect on the fund’s performance versus the benchmark. Relative performance was boosted by favorable security selection, as well as an overweighting in GNMAs we believed offered a measure of prepayment resistance. Specifically, our larger-than-benchmark stake in mortgages with low remaining balances was helpful. An overweighting in high-coupon securities made up of mortgages in the 4.5% to 6.0% range contributed to relative performance. Around January, our analysis suggested these high-coupon securities had become fully valued, and in some cases overvalued. Subsequently, we reduced our overweighting in 4.5% to 6.0% coupon securities, adding lower-coupon securities in their place. Yield curve positioning – how we spread assets across the maturity spectrum – hurt relative performance to a modest extent. We had less exposure than the benchmark to changes in long-maturity yields. Since these long-maturity yields rose less than shorter-maturity yields, this positioning detracted from relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of July 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	0.0	1.2
1 - 1.99%	5.7	4.3
2 - 2.99%	3.8	3.2
3 - 3.99%	55.7	58.4
4 - 4.99%	18.7	19.8
5 - 5.99%	6.6	5.8
6 - 6.99%	1.2	1.3
7 - 7.99%	2.4	2.3
8% and above	0.3	0.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of July 31, 2017*,**
Mortgage Securities	84.9%
CMOs and Other Mortgage Related Securities	19.4%
Short-Term Investments and Net Other Assets (Liabilities)***	(4.3)%

 * GNMA Securities - 103.2%

 ** Futures and Swaps - 3.2%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of January 31, 2017*,**
Mortgage Securities	89.8%
CMOs and Other Mortgage Related Securities	16.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(5.8)%

 * GNMA Securities - 104.3%

 ** Futures and Swaps - 3.5%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2017

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 0.75% 7/15/19 (a)(b)
(Cost $302)	303	299

U.S. Government Agency - Mortgage Securities - 88.2%
Fannie Mae - 0.6%
2.5% 8/1/32 (c)	2,900	2,924
2.73% 7/1/34 (d)	48	50
2.764% 7/1/36 (d)	144	151
2.79% 2/1/33 (d)	25	26
2.798% 10/1/33 (d)	58	61
2.815% 7/1/35 (d)	30	31
2.833% 3/1/35 (d)	31	32
2.878% 12/1/34 (d)	66	68
2.894% 9/1/33 (d)	556	574
2.922% 10/1/33 (d)	21	22
2.932% 1/1/35 (d)	224	233
3.024% 5/1/35 (d)	354	373
3.118% 7/1/34 (d)	698	742
3.121% 8/1/35 (d)	373	394
3.138% 3/1/33 (d)	115	120
3.171% 9/1/34 (d)	431	458
3.219% 3/1/36 (d)	163	170
3.245% 11/1/36 (d)	230	243
3.309% 6/1/47 (d)	120	127
3.5% 8/1/47 (c)	400	412
3.525% 7/1/42	104	108
3.624% 8/1/35 (d)	464	485
4% 3/1/46 to 11/1/46	16,252	17,174
4% 8/1/47 (c)	1,400	1,474
4% 8/1/47 (c)	900	948
4% 8/1/47 (c)	1,400	1,474
5.5% 12/1/17 to 3/1/20	155	160
6.5% 10/1/17	1	1
8.5% 12/1/27	47	54
9.5% 9/1/30	13	15
		29,104
Freddie Mac - 0.1%
2.829% 12/1/35 (d)	2,150	2,270
2.85% 7/1/35 (d)	265	278
2.889% 6/1/33 (d)	328	342
2.947% 11/1/35 (d)	188	196
2.95% 3/1/37 (d)	32	33
3.006% 3/1/35 (d)	1,452	1,543
3.021% 12/1/35 (d)	147	152
3.11% 8/1/34 (d)	128	135
3.205% 6/1/33 (d)	745	774
3.253% 10/1/36 (d)	410	423
3.324% 10/1/35 (d)	230	241
3.539% 3/1/33 (d)	3	3
3.614% 4/1/36 (d)	146	152
3.765% 6/1/33 (d)	926	982
8.5% 6/1/25	14	16
9.5% 7/1/30	17	18
		7,558
Ginnie Mae - 87.5%
2.5% 2/20/41 to 3/20/43	52,957	51,995
3% 5/15/27 to 4/20/47	1,126,943	1,145,310
3% 4/15/42	78	79
3% 4/15/42	26	26
3% 4/15/42	209	212
3% 5/15/42	82	83
3% 5/15/42	104	105
3% 6/15/42	93	95
3% 6/15/42	302	307
3% 7/15/42	397	403
3% 8/15/42	192	196
3% 8/15/42	220	224
3% 9/15/42	290	295
3% 11/15/42	497	506
3% 11/15/42	197	200
3% 12/15/42	958	975
3% 1/15/43	643	654
3% 3/15/43	352	358
3% 5/15/43	368	375
3% 6/15/43	287	292
3% 7/15/43	304	310
3% 10/15/43	266	271
3% 1/15/45	1,891	1,925
3% 1/15/45	46	47
3% 4/15/45	1,330	1,354
3% 4/15/45	1,346	1,369
3% 4/15/45	1,640	1,667
3% 5/15/45	98	100
3% 6/15/45	22	23
3% 8/1/47 (c)	90,000	91,285
3% 8/1/47 (c)	52,950	53,706
3% 8/1/47 (c)	11,800	11,969
3.25% 2/20/41 to 7/20/46	2,772	2,848
3.5% 9/15/26 to 11/20/46 (a)(c)(e)	1,550,521	1,617,779
3.5% 6/15/44	1,239	1,296
3.5% 1/15/45	1,279	1,338
3.5% 8/1/47 (c)	83,540	86,793
3.5% 8/1/47 (c)	150,000	155,841
3.5% 8/1/47 (c)	39,700	41,246
3.5% 8/1/47 (c)	40,000	41,558
3.7% 10/15/42	12,305	12,914
3.74% 7/20/42 to 8/20/42	1,593	1,668
3.75% 10/20/41 to 11/20/46	31,048	32,412
4% 2/20/33 to 4/20/47 (a)	565,946	603,719
4% 5/15/44	3,330	3,538
4% 8/1/47 (c)	12,430	13,088
4.25% 1/20/46	687	729
4.5% 7/15/33 to 3/20/43	293,423	318,589
4.75% 7/15/40	1,496	1,633
4.875% 9/15/39 to 12/15/39	8,675	9,507
5% 8/15/18 to 4/15/41	129,792	143,405
5.09% 4/15/36 to 11/15/36	6,963	7,697
5.15% 2/15/36 to 4/15/36	945	1,045
5.2% 7/15/36	67	76
5.25% 4/15/36 to 4/15/37	953	1,062
5.35% 4/20/29 to 12/20/30	11,989	13,084
5.39% 5/15/36	359	402
5.4% 8/15/36	94	105
5.45% 2/15/37	876	980
5.5% 12/20/18 to 2/20/42	12,974	14,519
5.6% 11/15/36	483	544
5.65% 4/15/37	216	244
5.85% 1/15/37	118	136
6% 8/15/17 to 3/15/39	17,018	19,497
6.45% 1/15/32 to 8/15/32	380	446
6.5% 5/15/23 to 1/15/39	10,273	11,777
7% 4/15/22 to 9/20/34	19,735	23,023
7.25% 9/15/27	42	49
7.395% 6/20/25 to 2/20/27	560	630
7.5% 9/15/21 to 9/20/32	8,036	9,317
8% 1/15/20 to 9/15/31	2,174	2,546
8.5% 12/15/17 to 2/15/31	174	210
9% 9/15/19 to 5/15/30	148	162
10.5% 10/15/18	0	0
		4,564,168
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,586,772)		4,600,830

Collateralized Mortgage Obligations - 19.4%
U.S. Government Agency - 19.4%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	1,891	2,051
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(f)	$307	$63
Series 339 Class 5, 5.5% 7/25/33 (f)	389	77
Series 343 Class 16, 5.5% 5/25/34 (f)	331	60
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	708	844
Series 40 Class K, 6.5% 8/17/24	203	224
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,526	1,799
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	6,349	7,099
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1.5778% 5/20/31 (d)	138	138
Series 2002-41 Class HF, 1.6256% 6/16/32 (d)	165	166
Series 2007-37 Class TS, 5.4644% 6/16/37 (d)(f)(g)	1,877	378
Series 2008-51 Class FE, 1.9756% 6/16/38 (d)	391	396
Series 2008-57 Class AF, 1.8078% 7/20/38 (d)	1,267	1,279
Series 2010-130 Class KF, 1.8756% 10/16/40 (d)	2,843	2,883
Series 2010-H03 Class FA, 1.77% 3/20/60 (d)(h)	24,411	24,452
Series 2010-H17 Class FA, 1.55% 7/20/60 (d)(h)	13,611	13,515
Series 2010-H18 Class AF, 1.3759% 9/20/60 (d)(h)	16,979	16,846
Series 2010-H19 Class FG, 1.3759% 8/20/60 (d)(h)	18,666	18,550
Series 2010-H27 Series FA, 1.4559% 12/20/60 (d)(h)	5,664	5,632
Series 2011-H05 Class FA, 1.5759% 12/20/60 (d)(h)	9,587	9,588
Series 2011-H07 Class FA, 1.5759% 2/20/61 (d)(h)	4,271	4,271
Series 2011-H12 Class FA, 1.5659% 2/20/61 (d)(h)	22,953	22,949
Series 2011-H13 Class FA, 1.5759% 4/20/61 (d)(h)	8,085	8,086
Series 2011-H14:
Class FB, 1.5759% 5/20/61 (d)(h)	9,390	9,377
Class FC, 1.5759% 5/20/61 (d)(h)	8,652	8,645
Series 2011-H17 Class FA, 1.6059% 6/20/61 (d)(h)	11,788	11,799
Series 2011-H21 Class FA, 1.6759% 10/20/61 (d)(h)	13,327	13,368
Series 2012-48 Class FA, 1.5756% 4/16/42 (d)	888	890
Series 2012-76 Class GF 1.5256% 6/16/42 (d)	946	947
Series 2012-H01 Class FA, 1.7759% 11/20/61 (d)(h)	11,700	11,763
Series 2012-H03 Class FA, 1.7759% 1/20/62 (d)(h)	7,682	7,723
Series 2012-H06 Class FA, 1.7059% 1/20/62 (d)(h)	11,448	11,485
Series 2012-H07 Class FA, 1.7059% 3/20/62 (d)(h)	7,319	7,348
Series 2012-H21 Class DF, 1.7259% 5/20/61 (d)(h)	5,357	5,369
Series 2012-H26, Class CA, 1.6059% 7/20/60 (d)(h)	26,359	26,419
Series 2015-H13 Class FL, 1.3559% 5/20/63 (d)(h)	12,306	12,302
Series 2015-H19 Class FA, 1.2759% 4/20/63 (d)(h)	14,730	14,713
Series 2016-12 Class FA, 1.5778% 1/20/46 (d)	4,140	4,128
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	2,379	2,679
Series 2002-50 Class PE, 6% 7/20/32	2,835	3,227
Series 2003-74 Class PZ, 5.5% 8/20/33	3,756	4,393
Series 2004-19 Class DP, 5.5% 3/20/34	107	112
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,980
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,471
Series 2006-50 Class JC, 5% 6/20/36	3,436	3,701
Series 2010-117 Class E, 3% 10/20/39	10,076	10,293
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,761
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	3,073	375
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,135	1,267
Series 2001-49 Class Z, 7% 10/16/31	617	726
Series 2002-18 Class ZB, 6% 3/20/32	1,068	1,206
Series 2002-24 Class SK, 6.7244% 4/16/32 (d)(f)(g)	769	151
Series 2002-29:
Class SK, 8.25% 5/20/32 (d)(g)	92	113
Class Z, 6.5% 5/16/32	1,586	1,836
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,096	1,262
Series 2002-42 Class ZA, 6% 6/20/32	738	834
Series 2002-45 Class Z, 6% 6/20/32	438	497
Series 2003-75 Class ZA, 5.5% 9/20/33	2,697	3,020
Series 2004-24 Class ZM, 5% 4/20/34	5,883	6,425
Series 2004-46 Class BZ, 6% 6/20/34	3,254	3,722
Series 2004-86 Class G, 6% 10/20/34	6,273	7,732
Series 2005-26 Class ZA, 5.5% 1/20/35	19,105	21,398
Series 2005-28 Class AJ, 5.5% 4/20/35	5,461	5,670
Series 2005-47 Class ZY, 6% 6/20/35	8,244	9,639
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,182
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,910
Series 2006-2 Class Z, 5.5% 1/20/36	11,316	12,477
Series 2008-17 Class BN, 5% 2/20/38	4,724	5,114
Series 2010-160 Class DY, 4% 12/20/40	61,307	65,291
Series 2010-168 Class BG, 4% 4/20/40	9,191	9,836
Series 2010-170 Class B, 4% 12/20/40	9,858	10,498
Series 2011-21 Class SB, 7.0489% 2/16/41 (d)(g)	15,000	16,474
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,514
Series 2011-72 Class SE, 5.7042% 5/16/41 (d)(g)	37,630	40,016
Series 2016-H04 Class FE, 1.7259% 11/20/65 (d)(h)	7,635	7,661
Series 1999-45 Class SC, 7.3744% 12/16/29 (d)(f)	0	0
Series 2000-35 Class SA, 6.7244% 12/16/26 (d)(f)(g)	1,721	321
Series 2000-36 Class S, 6.7244% 11/16/30 (d)(f)	1,213	208
Series 2001-3 Class S, 6.8744% 2/16/31 (d)(f)	224	38
Series 2001-36:
Class SB, 6.8744% 12/16/23 (d)(f)(g)	565	79
Class SP, 7.5244% 9/16/26 (d)(f)	324	40
Series 2001-38 Class SB, 6.3544% 8/16/31 (d)(f)(g)	376	64
Series 2001-49:
Class SC, 6.3744% 12/16/25 (d)(f)(g)	754	101
Class SL, 6.3744% 5/16/30 (d)(f)(g)	1,101	185
Class SV, 7.0244% 12/16/28 (d)(f)(g)	91	10
Series 2001-50:
Class SD, 6.9722% 11/20/31 (d)(f)(g)	620	137
Class ST, 6.4744% 8/16/27 (d)(f)(g)	263	46
Class SV, 8.0744% 9/16/27 (d)(f)	650	80
Series 2001-65 Class SV, 6.8722% 2/20/29 (d)(f)(g)	1,480	335
Series 2002-21 Class SV, 6.8744% 3/16/32 (d)(f)(g)	1,919	387
Series 2002-5 Class SP, 6.2244% 1/16/32 (d)(f)(g)	390	57
Series 2003-23 Class S, 5.3244% 12/16/29 (d)(f)(g)	1,912	312
Series 2003-42 Class SH, 5.3222% 5/20/33 (d)(f)(g)	791	157
Series 2004-32:
Class GS, 5.2744% 5/16/34 (d)(f)(g)	555	100
Class SG, 5.2722% 3/20/33 (d)(f)(g)	8,715	1,475
Series 2004-59 Class SC, 5.9744% 8/16/34 (d)(f)	3,355	725
Series 2004-73 Class AL, 5.9744% 8/17/34 (d)(f)(g)	1,204	269
Series 2005-13 Class SA, 5.5722% 2/20/35 (d)(f)(g)	6,528	1,238
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,169
Series 2005-82 Class NS, 5.0722% 7/20/34 (d)(f)	6,667	1,167
Series 2006-13 Class DS, 9.2583% 3/20/36 (d)(g)	6,456	7,774
Series 2007-35 Class SC, 32.8466% 6/16/37 (d)(g)	2,004	3,668
Series 2008-15 Class CI, 5.2622% 2/20/38 (d)(f)	2,852	502
Series 2009-13 Class E, 4.5% 3/16/39	5,394	5,655
Series 2009-42 Class AY, 5% 6/16/37	3,663	3,948
Series 2010-14 Class SN, 4.7244% 2/16/40 (d)(f)(g)	4,589	708
Series 2010-H10 Class FA, 1.55% 5/20/60 (d)(h)	9,428	9,362
Series 2011-52 Class HI, 7% 4/16/41 (f)	828	195
Series 2012-103 Class IL, 3% 8/20/27 (f)	46,685	4,300
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	2,290	170
Series 2012-76 Class GS, 5.4744% 6/16/42 (d)(f)(g)	2,872	537
Series 2013-124:
Class ES, 7.0296% 4/20/39 (d)(g)	8,001	8,421
Class ST, 7.163% 8/20/39 (d)(g)	18,083	19,452
Series 2013-149 Class MA, 2.5% 5/20/40	69,447	69,651
Series 2013-182 Class IQ, 4.5% 12/16/43 (f)	11,642	2,314
Series 2013-39 Class GS, 7.0444% 3/20/41 (d)	52,820	58,714
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	64,996	65,485
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	25,990	26,189
Series 2015-H21:
Class HZ, 4.5647% 6/20/63 (d)(h)	5,436	5,832
Class JZ, 4.6724% 6/20/65 (d)(h)	1,090	1,187
Series 2016-146 Class AL, 5.913% 5/20/40 (d)	6,165	7,077
Series 2016-17:
Class A, 3% 2/16/46	40,931	41,797
Class S, 4.9244% 2/16/46 (d)(f)	25,555	4,303
Series 2017-75 Class PT, 5.7113% 4/20/47 (d)	34,940	39,163
Series 2017-H06 Class FA, 1.17% 8/20/66 (d)(h)	34,140	34,207
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $999,566)		1,009,396

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(f)	4,479	26
Series 2001-12 Class X, 0.643% 7/16/40 (d)(f)	1,256	1
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6165% 9/16/42 (d)(f)	5,993	113
Series 2002-62 Class IO, 1.0887% 8/16/42 (d)(f)	2,226	32
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,494)		172
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.11% (i)
(Cost $133,049)	133,024,498	133,051
TOTAL INVESTMENT PORTFOLIO - 110.1%
(Cost $5,726,183)		5,743,748
NET OTHER ASSETS (LIABILITIES) - (10.1)%		(527,989)
NET ASSETS - 100%		$5,215,759

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 8/1/47	$(1,300)	$(1,319)
3% 8/1/47	(125,000)	(126,784)
3% 8/1/47	(2,000)	(2,029)
3% 8/1/47	(2,000)	(2,029)
3% 8/1/47	(2,000)	(2,029)
3% 8/1/47	(12,500)	(12,679)
3.5% 8/1/47	(2,700)	(2,805)
3.5% 8/1/47	(2,500)	(2,597)
3.5% 8/1/47	(1,550)	(1,610)
3.5% 8/1/47	(17,650)	(18,337)
3.5% 8/1/47	(1,600)	(1,662)
3.5% 8/1/47	(2,000)	(2,078)
3.5% 8/1/47	(2,500)	(2,597)
4% 8/1/47	(2,000)	(2,106)
4% 8/1/47	(4,000)	(4,212)
4% 8/1/47	(3,000)	(3,159)
TOTAL TBA SALE COMMITMENTS
(Proceeds $188,170)		$(188,032)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
271 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	34,116	$(5)
444 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	96,057	41
823 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	97,236	(47)
36 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	5,507	24
TOTAL FUTURES CONTRACTS			$13

The face value of futures sold as a percentage of Net Assets is 4.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $234,954,000.

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Sep. 2027	$69,050	3-month LIBOR	2.5%	$563	$0	$563

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $98,171,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,403,000.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $128,000.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,355,000.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,114
Total	$1,114

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$299	$--	$299	$--
U.S. Government Agency - Mortgage Securities	4,600,830	--	4,600,830	--
Collateralized Mortgage Obligations	1,009,396	--	1,009,396	--
Commercial Mortgage Securities	172	--	172	--
Money Market Funds	133,051	133,051	--	--
Total Investments in Securities:	$5,743,748	$133,051	$5,610,697	$--
Derivative Instruments:
Assets
Futures Contracts	$65	$65	$--	$--
Swaps	563	--	563	--
Total Assets	$628	$65	$563	$--
Liabilities
Futures Contracts	$(52)	$(52)	$--	$--
Total Liabilities	$(52)	$(52)	$--	$--
Total Derivative Instruments:	$576	$13	$563	$--
Other Financial Instruments:
TBA Sale Commitments	$(188,032)	$--	$(188,032)	$--
Total Other Financial Instruments:	$(188,032)	$--	$(188,032)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$65	$(52)
Swaps(b)	563	--
Total Interest Rate Risk	628	(52)
Total Value of Derivatives	$628	$(52)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		July 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,593,134)	$5,610,697
Fidelity Central Funds (cost $133,049)	133,051
Total Investments (cost $5,726,183)		$5,743,748
Receivable for investments sold		4,673
Receivable for TBA sale commitments		188,170
Receivable for fund shares sold		2,067
Interest receivable		14,177
Distributions receivable from Fidelity Central Funds		75
Receivable for daily variation margin for derivative instruments		40
Other receivables		51
Total assets		5,953,001
Liabilities
Payable for investments purchased
Regular delivery	$19,934
Delayed delivery	520,927
TBA sale commitments, at value	188,032
Payable for fund shares redeemed	5,387
Distributions payable	949
Accrued management fee	1,342
Other affiliated payables	620
Other payables and accrued expenses	51
Total liabilities		737,242
Net Assets		$5,215,759
Net Assets consist of:
Paid in capital		$5,228,640
Distributions in excess of net investment income		(20,629)
Accumulated undistributed net realized gain (loss) on investments		(10,531)
Net unrealized appreciation (depreciation) on investments		18,279
Net Assets, for 455,580 shares outstanding		$5,215,759
Net Asset Value, offering price and redemption price per share ($5,215,759 ÷ 455,580 shares)		$11.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended July 31, 2017
Investment Income
Interest		$143,887
Income from Fidelity Central Funds		1,114
Total income		145,001
Expenses
Management fee	$17,970
Transfer agent fees	5,814
Fund wide operations fee	2,355
Independent trustees' fees and expenses	24
Miscellaneous	20
Total expenses before reductions	26,183
Expense reductions	(15)	26,168
Net investment income (loss)		118,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,161)
Fidelity Central Funds	65
Futures contracts	5,411
Swaps	5,968
Total net realized gain (loss)		(14,717)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(120,621)
Futures contracts	3,049
Swaps	4,841
Delayed delivery commitments	3,393
Total change in net unrealized appreciation (depreciation)		(109,338)
Net gain (loss)		(124,055)
Net increase (decrease) in net assets resulting from operations		$(5,222)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,833	$128,674
Net realized gain (loss)	(14,717)	20,094
Change in net unrealized appreciation (depreciation)	(109,338)	50,414
Net increase (decrease) in net assets resulting from operations	(5,222)	199,182
Distributions to shareholders from net investment income	(112,811)	(127,994)
Distributions to shareholders from net realized gain	(22,284)	(30,293)
Distributions to shareholders from tax return of capital	(2,531)	–
Total distributions	(137,626)	(158,287)
Share transactions
Proceeds from sales of shares	847,715	1,564,276
Reinvestment of distributions	123,889	142,930
Cost of shares redeemed	(1,988,083)	(1,317,669)
Net increase (decrease) in net assets resulting from share transactions	(1,016,479)	389,537
Total increase (decrease) in net assets	(1,159,327)	430,432
Net Assets
Beginning of period	6,375,086	5,944,654
End of period	$5,215,759	$6,375,086
Other Information
Distributions in excess of net investment income end of period	$(20,629)	$(18,012)
Shares
Sold	73,572	134,721
Issued in reinvestment of distributions	10,759	12,316
Redeemed	(173,482)	(113,562)
Net increase (decrease)	(89,151)	33,475

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity GNMA Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.63	$11.49	$11.30	$11.98
Income from Investment Operations
Net investment income (loss)A	.235	.245	.228	.257	.222
Net realized and unrealized gain (loss)	(.215)	.128	.130	.252	(.520)
Total from investment operations	.020	.373	.358	.509	(.298)
Distributions from net investment income	(.224)	(.244)	(.218)	(.252)B	(.216)
Distributions from net realized gain	(.041)	(.059)	–	(.067)B	(.166)
Distributions from tax return of capital	(.005)	–	–	–	–
Total distributions	(.270)	(.303)	(.218)	(.319)	(.382)
Net asset value, end of period	$11.45	$11.70	$11.63	$11.49	$11.30
Total ReturnC	.19%	3.26%	3.13%	4.58%	(2.57)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.04%	2.11%	1.96%	2.26%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$5,216	$6,375	$5,945	$6,683	$8,154
Portfolio turnover rateF	270%	304%	450%	409%	363%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, deferred trustees compensation, tax return of capital distributions and losses deferred due to wash sales and excise tax regulations.

For the period ended July 31, 2017, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$54,573
Gross unrealized depreciation	(48,588)
Net unrealized appreciation (depreciation) on securities	$5,985
Tax Cost	$5,737,763

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$6,577

The Fund intends to elect to defer to its next fiscal year $10,323 of capital losses recognized during the period November 1, 2016 to July 31, 2017.

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$126,407	$ 133,128
Long-term Capital Gains	8,688	25,159
Tax Return of Capital	2,531	–
Total	$137,626	$ 158,287

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$5,411	$3,049
Swaps	5,968	4,841
Totals	$11,379	$7,890

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $2.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $15.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity GNMA Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity GNMA Fund (a fund of Fidelity Income Fund) as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity GNMA Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Actual	.45%	$1,000.00	$1,014.20	$2.25
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $3,153,699, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $64,051,994 of distributions paid during the period January 1, 2017 to July 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MOG-ANN-0917
1.930526.106

Item 2.

Code of Ethics

As of the end of the period, July 31, 2017, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity GNMA Fund (the “Fund”):

Services Billed by PwC

July 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$171,000	$16,300	$4,800	$7,900

July 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$172,000	$13,400	$4,800	$6,600

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	July 31, 2017A	July 31, 2016A,B
Audit-Related Fees	$5,990,000	$5,780,000
Tax Fees	$115,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund is as follows:

Billed By	July 31, 2017 A	July 31, 2016 A,B
PwC	$7,975,000	$6,795,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 26, 2017